Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Profit net	$ 168,359	$ 280,603	$ 442,063
Items of other comprehensive income that will not be reclassified to profit for the year, before taxes
Losses from measurements of defined benefit plans	974	(3,310)	(1,337)
Gains (losses) from financial assets measured irrevocably at fair value through other comprehensive income	9,784	1,152	(5,546)
Total other comprehensive income (loss) that will not be reclassified to profit for the year, before taxes	10,758	(2,158)	(6,883)
Items of other comprehensive income that will be reclassified to profit for the year, before taxes
Foreign currency exchange gains (losses)	14,000	787	(1,220)
(Losses) gains from cash flow hedges	(3,706)	1,908	5,723
Total other comprehensive income that will be reclassified to profit for the year	10,294	2,695	4,503
Other items of other comprehensive income, before taxes	21,052	537	(2,380)
Income taxes related to items of other comprehensive income that will not be reclassified to profit for the year
Income taxes relating to measurement of defined benefit pension plans through other comprehensive income	(145)	702	1,488
Benefit (income tax) relating to (losses) gains on financial assets measured irrevocably at fair value through other comprehensive income	(2,642)	(311)	396
Total income tax related to items of other comprehensive income (loss) that will not be reclassified to profit for the year	(2,787)	391	1,894
Income taxes relating to components of other comprehensive income that will be reclassified to profit for the year
Income tax benefit (expense) related to (losses) gains from cash flow hedges	1,001	(2,683)	0
Total income tax relating to components of other comprehensive income that will be reclassified to profit for the year	1,001	(2,683)	0
Total other comprehensive income	19,266	(1,755)	(486)
Total comprehensive income	187,625	278,848	441,577
Comprehensive income attributable to
Comprehensive income attributable to owners of the parent	183,941	276,137	439,180
Comprehensive income attributable to non-controlling interest	3,684	2,711	2,397
Total comprehensive income	$ 187,625	$ 278,848	$ 441,577